PREPAYMENTS ON VESSELS (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 45.5	$ 88.4	$ 88.4
Additions	75.6	25.8	38.9
Transferred to vessels	(67.6)	(63.9)	(81.8)
Balance	$ 53.5	$ 50.3	$ 45.5